UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers

(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Chad E. Fickett

U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 2nd Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5344

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Item 1.	Report to Stockholders.

INVESTMENT ADVISER

Conning Asset Management Company

One Financial Plaza

Hartford, Connecticut 06103-2627

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 East Wells Street Suite 1400

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND

ACCOUNTANT AND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

CONNING MONEY MARKET PORTFOLIO

ANNUAL REPORT

August 31, 2005

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments

August 31, 2005

Commercial Paper (97.96%)

	Principal Amount	Amortized Cost (c)
AIG Funding, Inc. 3.50%, 09/23/2005	$1,300,000	$1,297,219
American Express Credit 3.50%, 09/09/2005	2,000,000	1,998,445
American Honda Finance 3.61%, 10/21/2005	2,000,000	1,989,972
Amsterdam Funding Corp. 3.54%, 09/26/2005 (a)(b)	2,000,000	1,995,083
Apreco LLC 3.54%, 09/21/2005 (a)(b)	2,000,000	1,996,067
Barton Capital Corp. 3.60%, 10/06/2005 (a)(b)	716,000	713,494
3.60%, 10/07/2005 (a)(b)	1,306,000	1,301,298
BNP Paribas Finance, Inc. 3.49%, 09/16/2005	1,500,000	1,497,819
Caterpillar Financial Services Corp. 3.48%, 09/12/2005	2,000,000	1,997,873
ChevronTexaco Funding Corp. 3.47%, 09/16/2005	2,000,000	1,997,108
CIT Group, Inc. 3.57%, 10/05/2005	1,500,000	1,494,943
Citigroup Funding, Inc. 3.46%, 09/02/2005	2,000,000	1,999,808
Duff & Phelps Utilities Income, Inc. 3.45%, 10/05/2005 (b)	418,000	416,638
3.45%, 10/12/2005 (b)	500,000	498,035
Falcon Asset Securitization Corp. 3.63%, 10/14/2005 (a)(b)	822,000	818,436
Florida Power & Light Co. 3.50%, 09/14/2005	2,000,000	1,997,472
General Electric Co. 3.28%, 09/02/2005	2,000,000	1,999,818
HBOS Treasury Services 3.55%, 10/18/2005	2,000,000	1,990,731
HSBC Finance Corp. 3.57%, 10/11/2005	2,000,000	1,992,067
International Lease Finance Corp. 3.54%, 09/28/2005	2,000,000	1,994,690
Merrill Lynch & Co. 3.37%, 09/16/2005	1,000,000	998,596
Metlife Funding, Inc. 3.49%, 09/22/2005	2,000,000	1,995,928

Commercial Paper, continued

	Principal Amount	Amortized Cost (c)
National Rural Utilities 3.51%, 09/23/2005	$2,000,000	$1,995,710
Pepsico, Inc. 3.48%, 09/20/2005 (b)	1,250,000	1,247,704
Preferred Receivable Funding 3.67%, 10/26/2005 (a)(b)	1,700,000	1,690,468
Royal Bank Of Scotland 3.50%, 09/01/2005	400,000	400,000
3.54%, 10/04/2005	1,000,000	996,755
3.55%, 10/06/2005	600,000	597,929
Siemens Capital Co. LLC 3.56%, 10/06/2005	2,000,000	1,993,078
Toyota Motor Credit Corp. 3.49%, 09/12/2005	1,200,000	1,198,720
3.52%, 09/30/2005	1,000,000	997,165
UBS Finance Delaware LLC 3.35%, 09/26/2005	2,000,000	1,995,347
Wells Fargo & Co. 3.45%, 09/08/2005	1,000,000	999,329
Westpac Capital Corp. 3.52%, 10/11/2005	1,200,000	1,195,307
3.53%, 10/14/2005	800,000	796,627
Yorktown Capital LLC 3.58%, 09/30/2005 (a)(b)	1,050,000	1,046,972

TOTAL COMMERCIAL PAPER		52,132,651

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments

August 31, 2005

Investment Company (2.09%)

	Shares	Amortized Cost (c)
SEI Daily Income Prime Obligation Fund	1,111,807	$1,111,807

TOTAL INVESTMENT COMPANY		1,111,807

TOTAL INVESTMENTS 100.05%		53,244,458

Liabilities in Excess of Other Assets (0.05)%		(25,773)

TOTAL NET ASSETS 100.00%		$53,218,685

Percentages are stated as a percent of net assets.

(a)	Asset backed security.
(b)	Section 4(2) paper which is unregistered and restricted on its resale. The Portfolio's Adviser, under the supervision of the Board of Trustees, has determined these securities to be liquid.
(c)	Cost for federal income tax and financial reporting purposes are the same.

Allocation of Portfolio Assets*

August 31, 2005

% of Net Assets

*	Excludes net liabilities.

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities

August 31, 2005

Assets:
Investments, at amortized cost		$53,244,458
Interest receivable		4,812
Receivable for capital shares sold		43,808
Other assets		12,687

Total Assets		53,305,765

Liabilities:
Payable to Adviser	$5,471
Payable to affiliates	16,861
Payable for shareholder servicing fees	30,088
Other liabilities	34,660

Total Liabilities		87,080

Net Assets		$53,218,685

Net Assets Consist Of:
Paid in capital		$53,218,685

Net Assets		$53,218,685

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		53,218,685

Net asset value, redemption price and offering price per share		$1.00

Statement of Operations

Year Ended August 31, 2005

Investment Income:
Interest income		$1,850,435

Expenses:
Shareholder servicing fees	$578,358
Investment advisory fees	308,460
Fund administration and accounting fees	154,230
Legal fees	29,896
Custody fees	29,615
Transfer agent fees and expenses	27,926
Reports to shareholders	23,835
Federal and state registration fees	20,901
Audit and tax fees	15,848
Trustees’ fees and related expenses	9,709
Pricing fees	1,719
Other expenses	20,541

Total expenses before voluntary and contractual waivers		1,221,038
Expenses waived		(370,147)

Net Expenses		850,891

Net Investment Income		999,544

Change in net assets resulting from operations		$999,544

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets
	Year Ended August 31, 2005	Year Ended August 31, 2004
Operations:
Net investment income	$999,544	$177,746

Net increase in net assets from operations	999,544	177,746

Distributions to Shareholders:
From net investment income	(999,544)	(177,746)

Net decrease in net assets from distributions to shareholders	(999,544)	(177,746)

Capital Share Transactions:
Shares sold	42,462,712	60,376,748
Shares issued to holders in reinvestment of distributions	999,544	177,746
Shares redeemed	(101,142,200)	(148,238,815)

Net decrease in net assets from capital share transactions	(57,679,944)	(87,684,321)

Total decrease in net assets	(57,679,944)	(87,684,321)

Net Assets:
Beginning of year	110,898,629	198,582,950

End of year	$53,218,685	$110,898,629

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Financial Highlights
	Year Ended August 31, 2005	Year Ended August 31, 2004		Year Ended August 31, 2003		Period Ended August 31, 2002 (a)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00

Investment Activities:
Net investment income	0.01	—	(b)	—	(b)	0.01
Net realized gain on investments	—	—		—		—	(b)

Total from Investment Activities	0.01	—	(b)	—	(b)	0.01

Distributions:
Net investment income	(0.01)	—	(b)	—	(b)	(0.01)
Net realized gain on investments	—	—		—		—	(b)

Total Distributions	(0.01)	—	(b)	—	(b)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00

Total Return	1.44%	0.13%		0.47%		1.09	%(c)

Ratios/Supplementary Data:
Net Assets at end of period (000)	$53,219	$110,899		$198,583		$232,867
Ratio of expenses to average net assets(e)	1.10%	1.01%		0.96%		0.97	%(d)
Ratio of net investment income to average net assets	1.30%	0.12%		0.48%		1.12	%(d)

(a)	Portfolio commenced operations on September 20, 2001.
(b)	Less than one cent per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Net of fees voluntarily and contractually reduced. The effect of voluntary waivers was 0.37% and the effect of the contractual waiver was 0.11% for each period. If such fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.58%, 1.49%, 1.44% and 1.45% and the ratio of net investment income (loss) to average net assets would have been 0.82%, (0.36)%, 0.00% and 0.64% for the periods ended August 31, 2005, August 31, 2004, August 31, 2003 and August 31, 2002, respectively.

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements

August 31, 2005

(1)	Organization

Trust for Professional Managers (formerly the Zodiac Trust) (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Conning Money Market Portfolio (the “Portfolio”) is a diversified portfolio, and one of a series of Trust portfolios. The Portfolio represents a distinct portfolio with its own investment objective and policies. The investment objective of the Portfolio is to seek current income with liquidity and stability of principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the “Adviser”).

On October 19, 2005, the Board of Trustees approved a plan to liquidate the Portfolio (see note 7).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

(b)	Section 4(2) paper

Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio’s Adviser has determined that a liquid trading market exists for such securities. The Adviser, under the supervision of the Board of Trustees, determines the liquidity of Section 4(2) paper. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer). At August

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

August 31, 2005

31, 2005, Section 4(2) paper amounted to $11,724,195 or 22.0%, of the Portfolio’s net assets. The Portfolio’s Adviser has determined all of these securities to be liquid.

(c)	Federal Income Taxes

The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d)	Distributions to Shareholders

The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gains are included in ordinary income for tax purposes. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code. During the year ended August 31, 2005 and the year ended August 31, 2004, the Portfolio distributed $999,544 and $177,746 respectively, of ordinary income.

The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2005, the Portfolio had capital loss carryforwards of $783, $200 and $369 with expiration dates of August 31, 2011, August 31, 2012 and August 31, 2013, respectively. At August 31, 2005, the Portfolio had a post-October loss of $785.

As of August 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$2,137
Undistributed long-term capital gain	—

Total distributable earnings	$2,137

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Other

Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

August 31, 2005

(3)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio.

The Trust has a Fund Administration Servicing Agreement (the “Agreement”) with U.S. Bancorp Fund Services, LLC to furnish fund administration services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates U.S. Bancorp Fund Services, LLC for its fund administration services at the annual rate of 0.20% of the Portfolio’s average daily net assets. U.S. Bancorp Fund Services, LLC has contractually agreed to waive 0.11% of these fees on the first $250 million and 0.08% on the next $250 million of net assets.

The Trust has a Custody Agreement (the “Custody Agreement”) with U.S. Bank, N.A. to furnish custodian services to the Portfolio. Under the terms of the Custody Agreement, the Trust, on behalf of the Portfolio, compensates U.S. Bank, N.A. for its custodian services at the annual rate of 0.02% based upon the market value of the portfolio.

Fees may be voluntarily or contractually reduced to assist the Portfolio in maintaining a more competitive expense ratio. These fee waivers may be revised or cancelled at any time. Information regarding fee reduction transactions are as follows for the year ended August 31, 2005:

	Investment Advisory Fees	Administration Fees
	Voluntary Fee Reductions	Contractual Fee Reductions
Conning Money Market Portfolio	$215,922	$84,826

Any fee reduction by the Adviser is subject to later adjustment to allow the Adviser to recoup amounts reduced to the extent actual fees and expenses for a fiscal period are less than any limitation to which the Adviser has agreed, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was reduced.

(4)	Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio’s average daily net assets.

(5)	Shareholder Servicing Fees

Under the Portfolio’s Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio’s average

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

August 31, 2005

daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $69,399 for the year ended August 31, 2005. The Board of Trustees has discontinued the Shareholder Servicing Plan and Fees effective September 1, 2005.

(6)	Capital Share Transactions

Transactions in shares of the Conning Money Market Portfolio were as follows:

	Year Ended August 31, 2005	Year Ended August 31, 2004
Shares sold	42,462,712	60,376,748
Shares issued to holders in reinvestment of distributions	999,544	177,746
Shares redeemed	(101,142,200)	(148,238,815)

Net Decrease	(57,679,944)	(87,684,321)

(7)	Subsequent Event

On October 19th, 2005, the Board of Trustees approved a plan to liquidate the Portfolio. The Board of Trustees concluded that due to the Portfolio’s declining net assets, it is not feasible to continue to operate the Portfolio. The liquidation of the Portfolio’s assets will commence effective as of the close of business on October 27, 2005. Shareholders will receive a return of their capital equal to $1.00 per share plus an allocation of net investment income accumulated since September 30, 2005, the date of the last distribution of net investment income.

Continued

CONNING MONEY MARKET PORTFOLIO

Annual Renewal of Investment Advisory Agreement (Unaudited)

At a meeting of the Board of Trustees of the Company on August 24, 2005, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”).

In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors noted below, including detailed comparative information relating to the performance, advisory fees and other expenses of the Portfolio. The materials also included comparisons of the Portfolio with other funds of similar size and investment objective in terms of performance, fees and other expenses, as well as the performance of the Portfolio versus its benchmark. In addition, the Adviser supplementally provided information regarding its costs and profitability relating to managing the Portfolio.

Discussion of Factors Considered

In connection with the re-approval of the Agreement, the Trustees requested and received information that would enable them to consider the factors enumerated below.

1.	Nature, Extent, and Quality Of Services.

The Trustees considered the nature, quality and extent of services provided by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory matters. The Trustees concluded that the Adviser has consistently delivered a high level of service.

2.	Investment Performance of the Portfolio and Adviser.

The Trustees reviewed a report prepared by Lipper Inc. (“Lipper”) which contained information regarding the Portfolio’s performance. The Trustees considered short-term and long-term investment performance for the Portfolio over various periods of time as compared to both the relevant index and the performance of the Portfolio’s Lipper peer group universe, and concluded that the Adviser was delivering consistent gross performance results.

3.	Costs of Services and Profits Realized by the Adviser.

The Trustees considered the Portfolio’s management fee and total expense ratio relative to industry averages for the Portfolio’s benchmark category. The Trustees noted that, due in large part to the Portfolio’s shareholder service fee, the Portfolio’s net performance results were lower than many of its peers.

The Trustees supplementally received information regarding the Adviser’s profitability attributable to the Portfolio. The Trustees concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the quality of the services provided to the Portfolio.

Continued

CONNING MONEY MARKET PORTFOLIO

4.	Extent of Economies of Scale as Funds Grow.

The Trustees considered whether there have been economies of scale with respect to the management of the Portfolio and whether the Portfolio has appropriately benefited from any economies of scale. The Trustees noted that the Portfolio’s assets have continued to decrease over the last fiscal year, making economies of scale difficult.

5.	Whether Fee Levels Reflect Economies of Scale.

The Trustees also considered whether the management fee was reasonable in relation to the asset size of the Portfolio and any economies of scale that may exist. The Trustees again noted that the Portfolio’s assets had continued to decrease during the last fiscal year prompting a discussion of the long-term viability of the Portfolio. Based on this discussion, it was determined that it was unlikely that the Portfolio would be able to maintain asset growth that would facilitate economies of scale and that a liquidation of the Portfolio was likely in the best interest of shareholders.

Other Relevant Considerations.

The Trustees also considered the character and amount of other incidental benefits received by the Adviser from its association with the Portfolio. The Trustees concluded that potential “fall-out” benefits that the Adviser may receive, such as greater name recognition, appeared to be reasonable.

Conclusions

The Trustees considered all of these factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Portfolio’s surrounding circumstances. Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders had generally received favorable relative performance at reasonable fees and, therefore, re-approval of the Agreement, pending the Portfolio’s liquidation, was in the best interests of the Portfolio and its shareholders.

Continued

CONNING MONEY MARKET PORTFOLIO

Expense Example (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees; shareholder servicing fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/05-8/31/05).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Actual expenses during the period would have been higher if certain voluntary and contractual waivers had not been in place. Although the Portfolio charges no sales load or transaction fees, you may be assessed fees by your broker-dealer. To the extent the Portfolio invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Portfolio invests in addition to the expenses of the Portfolio. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, shareholder servicing fees, fund administration and accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under GAAP. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/05	Ending Account Value 8/31/05	Expenses Paid During Period 3/1/05–8/31/05*
Actual	$1,000.00	$1,014.40	$5.59
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Conning Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Conning Money Market Portfolio [one of the portfolios constituting Trust for Professional Managers (formerly the Zodiac Trust) (the “Company”)], including the schedule of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 20, 2001 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 7 to the financial statements, the Company’s Board of Trustees approved a plan of liquidation on October 19, 2005.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Conning Money Market Portfolio as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 20, 2001 (commencement of operations) to August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Milwaukee, WI

October 19, 2005

CONNING MONEY MARKET PORTFOLIO

Additional Information

(Unaudited)

Information about Trustees and Officers

The business and affairs of the Portfolio are managed under the direction of the Portfolio’s Board of Trustees. Information pertaining to the Trustees and Officers of the Portfolio is set forth below. The SAI includes additional information about the Portfolio’s Trustees and Officers and is available, without charge, upon request by calling 1-800-452-2724.

Non-Interested Trustees

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers P.O. Box 1881 College of Business Administration Marquette University Milwaukee, WI 53201-1881 Age: 50	Trustee	Indefinite term; Since August 22, 2001	Professor of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	4	Independent Trustee, MUTUALS.com

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 49	Trustee	Indefinite term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (2000–present); Director–Flight Standards and Training (July 1990–December 1999).	4	Independent Trustee, MUTUALS.com

Interested Trustees and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 43	Trustee, President, Treasurer and Chairperson	Indefinite term; Since August 22, 2001	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	4	Director/Trustee, Buffalo Funds; Trustee, MUTUALS.com

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Portfolio’s principal underwriter.

Continued

CONNING MONEY MARKET PORTFOLIO

Additional Information, Continued

(Unaudited)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee
Michael R. Mc Voy W266 N2180 Cattail Ct. Pewaukee, WI 53072 Age: 47	Chief Compliance Officer	Indefinite Term; Since April 29, 2005	Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2002 to present); General Counsel, U.S. Bancorp Fund Services, LLC (1986 to present); Anti-Money Laundering Officer, U.S. Bancorp Fund Services, LLC (2002 to present).	N/A	N/A

Chad E. Fickett 615 E. Michigan St. Milwaukee, WI 53202 Age: 31	Secretary	Indefinite Term; Since November 20, 2003	Vice President, U.S. Bancorp Fund Services, LLC (July 2000–present).	N/A	N/A

Proxy Voting Policies and Procedures

Conning Money Market Portfolio has adopted proxy voting policies and procedures that delegate to Conning Asset Management Company, the Portfolio’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Conning Money Market Portfolio proxy voting policies and procedures is available without charge, upon request, by calling the Portfolio toll free at 1-800-452-2724. A description of these policies and procedures is also included in the Portfolio’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Portfolio’s proxy voting record is available without charge, either upon request by calling the Portfolio toll free at 1-800-452-2724, or by accessing the SEC’s website at http://www.sec.gov.

The Portfolio files complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Form N-Q is available without charge, upon request by calling the Portfolio toll free at 1-800-452-2724. Form N-Q is also available by accessing the SEC’s website at http://www.sec.gov and Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller and other senior financial officers. The registrant has revised its code of ethics subsequent to the period covered by this report to provide that the audit committee of the registrant has delegated to the registrant’s Chief Compliance Officer the responsibility to oversee the day-to-day operation of the registrant’s code of ethics, and other miscellaneous changes. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s code of ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with SEC rules. Dr. Akers holds a Ph.D. in accountancy and is an associate professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4.	Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 8/31/2005	FYE 8/31/2004
Audit Fees	14,000	13,000
Tax Fees	1,850	1,700

There were no audit-related fees billed in either of the last two fiscal years for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements. There were also no other fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including non-audit services to be performed for the Registrant’s investment adviser or any affiliated entity of the investment adviser if the engagement relates directly to the operations and financial reporting of the registrant. In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit and tax services provided by the principal accountant during fiscal 2005. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Fees	FYE 8/31/2005	FYE 8/31/2004
Registrant	1,850	1,700
Registrant’s Investment Adviser	0	0

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in

Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ JOSEPH NEUBERGER
Joseph Neuberger, President and Treasurer

Date	November 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ JOSEPH NEUBERGER
Joseph Neuberger, President and Treasurer

Date	November 4, 2005